UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04797
                                                     ---------

                      Oppenheimer Equity Income Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 01/31/2009
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                    SHARES         VALUE
                                                                 -----------   ------------
COMMON STOCKS--80.9%
CONSUMER DISCRETIONARY--2.6%
MEDIA--2.0%
Cablevision Systems Corp. New York Group, Cl. A                      160,000   $  2,564,800
Cinemark Holdings, Inc.                                              286,000      2,262,260
                                                                               ------------
                                                                                  4,827,060
                                                                               ------------
SPECIALTY RETAIL--0.6%
OfficeMax, Inc.                                                      275,000      1,515,250
                                                                               ------------
CONSUMER STAPLES--16.4%
FOOD & STAPLES RETAILING--2.2%
CVS Caremark Corp.                                                    67,500      1,814,400
SUPERVALU, Inc.                                                       94,500      1,657,530
Walgreen Co.                                                          67,500      1,850,175
                                                                               ------------
                                                                                  5,322,105
                                                                               ------------
FOOD PRODUCTS--1.5%
B&G Foods, Inc.                                                      325,000      3,464,500
                                                                               ------------
TOBACCO--12.7%
Altria Group, Inc.                                                   250,000      4,135,000
Lorillard, Inc.                                                      260,000     15,459,600
Philip Morris International, Inc.                                    295,000     10,959,250
                                                                               ------------
                                                                                 30,553,850
                                                                               ------------
ENERGY--18.3%
ENERGY EQUIPMENT & SERVICES--1.7%
Halliburton Co.(1)                                                   117,500      2,026,875
Transocean Ltd.(1, 2)                                                 40,000      2,184,800
                                                                               ------------
                                                                                  4,211,675
                                                                               ------------
OIL, GAS & CONSUMABLE FUELS--16.6%
BP plc, ADR                                                          162,500      6,901,375
Capital Product Partners LP                                          127,500      1,217,625
ConocoPhillips                                                       150,000      7,129,500
Kinder Morgan Management LLC(2)                                      268,952     11,691,343
Marathon Oil Corp.                                                   305,000      8,305,150
Southern Union Co.                                                   151,250      1,949,613
Williams Cos., Inc. (The)                                            182,500      2,582,375
                                                                               ------------
                                                                                 39,776,981
                                                                               ------------
FINANCIALS--11.8%
CAPITAL MARKETS--1.4%
Bank of New York Mellon Corp.                                         32,500        836,550
Morgan Stanley                                                       125,000      2,528,750
                                                                               ------------
                                                                                  3,365,300
                                                                               ------------
COMMERCIAL BANKS--0.7%
PNC Financial Services Group, Inc.(1)                                 50,000      1,626,000
                                                                               ------------
CONSUMER FINANCE--0.4%
SLM Corp.(1, 2)                                                       75,000        858,750
                                                                               ------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
CIT Group, Inc.                                                    1,200,000      3,348,000
                                                                               ------------
INSURANCE--7.9%
ACE Ltd.                                                              72,500      3,165,350
                                                                               ------------


                    1 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                    SHARES         VALUE
                                                                 -----------   ------------
INSURANCE CONTINUED
Everest Re Group Ltd.                                                165,250   $ 10,410,750
Fidelity National Title Group, Inc., Cl. A(1)                        200,000      2,924,000
Hartford Financial Services Group, Inc. (The)                        130,000      1,710,800
XL Capital Ltd., Cl. A                                               295,000        855,500
                                                                               ------------
                                                                                 19,066,400
                                                                               ------------
HEALTH CARE--6.9%
PHARMACEUTICALS--6.9%
Abbott Laboratories(1)                                                37,500      2,079,000
Bristol-Myers Squibb Co.                                             210,000      4,496,100
Merck & Co., Inc.                                                    140,000      3,997,000
Pfizer, Inc.(1)                                                      330,000      4,811,400
Schering-Plough Corp.(1)                                              65,000      1,141,400
                                                                               ------------
                                                                                 16,524,900
                                                                               ------------
INDUSTRIALS--5.6%
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                                             6,375        269,726
Lockheed Martin Corp.                                                 45,000      3,691,800
Raytheon Co.                                                          75,000      3,796,500
United Technologies Corp.(1)                                          50,000      2,399,500
                                                                               ------------
                                                                                 10,157,526
                                                                               ------------
INDUSTRIAL CONGLOMERATES--1.1%
General Electric Co.(1)                                               90,000      1,091,700
Siemens AG, Sponsored ADR(1)                                          25,000      1,401,500
                                                                               ------------
                                                                                  2,493,200
                                                                               ------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Aircastle Ltd.                                                       172,500        703,800
                                                                               ------------
INFORMATION TECHNOLOGY--2.7%
COMMUNICATIONS EQUIPMENT--0.7%
Corning, Inc.(1)                                                     170,000      1,718,700
                                                                               ------------
SOFTWARE--2.0%
Microsoft Corp.                                                      275,000      4,702,500
                                                                               ------------
MATERIALS--1.2%
CHEMICALS--1.1%
BASF SE, Sponsored ADR                                                37,500      1,091,250
Lubrizol Corp. (The)                                                  23,000        784,760
Monsanto Co.(1)                                                        5,000        380,300
Mosaic Co. (The)(1)                                                   10,300        367,401
                                                                               ------------
                                                                                  2,623,711
                                                                               ------------
METALS & MINING--0.1%
Teck Cominco Ltd., Cl. B                                              65,000        248,300
                                                                               ------------
TELECOMMUNICATION SERVICES--11.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--11.7%
AT&T, Inc.                                                           287,500      7,078,250
Consolidated Communications Holdings, Inc.                           433,000      4,875,580
Embarq Corp.                                                          87,500      3,125,500
FairPoint Communications, Inc.                                       650,000      1,774,500
Frontier Communications Corp.                                        482,500      3,913,075


                    2 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                    SHARES         VALUE
                                                                 -----------   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Qwest Communications International, Inc.                             887,500   $  2,857,750
Windstream Corp.                                                     530,000      4,600,400
                                                                               ------------
                                                                                 28,225,055
                                                                               ------------
UTILITIES--3.7%
ELECTRIC UTILITIES--2.7%
Cleco Corp.                                                           97,500      2,227,875
Exelon Corp.                                                           7,500        406,650
FirstEnergy Corp.                                                     75,000      3,749,249
                                                                               ------------
                                                                                  6,383,774
                                                                               ------------
MULTI-UTILITIES--1.0%
CenterPoint Energy, Inc.                                             188,750      2,525,475
                                                                               ------------
Total Common Stocks (Cost $287,520,988)                                         194,242,812
                                                                               ------------
PREFERRED STOCKS--13.0%
Bank of America Corp., 7.25% Non-Cum. Cv.                              3,500      1,765,750
CIT Group, Inc., 8.75% Cv., Series C                                 450,000      9,148,500
Citigroup, Inc., 6.50% Cv., Series T, Non-Vtg.                       192,500      2,935,625
Heinz (HJ) Finance Co., 8% Cum., Series B(2, 3)                           10        905,000
Mylan, Inc., 6.50% Cv., Non-Vtg.                                       2,250      1,655,277
NRG Energy, Inc., 5.75% Cv.                                           12,500      2,690,625
Petroleo Brasileiro SA, Sponsored ADR                                 47,000      1,018,020
PNC Financial Services Group, Inc., 9.875%, Series F                  25,000        523,750
Schering-Plough Corp., 6% Cv.                                         22,500      3,915,225
SLM Corp., 7.25% Cum. Cv., Series C, Non-Vtg.                          6,000      3,580,500
XL Capital Ltd., 10.75% Cv.                                          368,200      3,151,792
                                                                               ------------
Total Preferred Stocks (Cost $35,270,340)                                        31,290,064
                                                                               ------------

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                 -----------
CONVERTIBLE CORPORATE BONDS AND NOTES--6.4%
Carrizo Oil & Gas, Inc., 4.375% Cv. Sr. Unsec. Nts.,
   6/1/28                                                        $ 3,000,000      1,533,750
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36                8,250,000      1,938,750
Hercules Offshore, Inc., 3.375% Cv. Sr. Nts., 6/1/38(4)            2,250,000      1,009,688
KKR Financial Holdings LLC, 7% Cv. Sr. Sec. Nts., 7/15/12          1,500,000        532,500
National City Corp., 4% Cv. Sr. Unsec. Nts., 2/1/11                2,000,000      1,847,500
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs.,
   12/15/66                                                          905,000        623,319
Qwest Communications International, Inc., 3.50% Cv.
   Sr. Unsec. Bonds, 11/15/25                                      5,500,000      4,723,125
Rite Aid Corp., 8.50% Cv. Sr. Unsec. Unsub. Nts.,
   5/15/15                                                        11,500,000      2,170,625
UAL Corp., 4.50% Cv. Sr. Sub. Nts., 6/30/21                        1,800,000        945,720
                                                                               ------------
TOTAL CONVERTIBLE CORPORATE BONDS AND NOTES (COST $19,184,198)                   15,324,977
TOTAL INVESTMENTS, AT VALUE (COST $341,975,526)                        100.3%   240,857,853
LIABILITIES IN EXCESS OF OTHER ASSETS                                   (0.3)      (758,712)
                                                                 -----------   ------------
NET ASSETS                                                             100.0%  $240,099,141
                                                                 ===========   ============


                    3 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) A sufficient amount of liquid assets has been designated to cover outstanding written call options. See accompanying Notes.

(2.) Non-income producing security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $905,000 or 0.38% of the Fund's net assets as of January 31, 2009.

(4.) Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of January 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $206,064,609      $(365,100)
Level 2--Other Significant Observable Inputs      34,793,244             --
Level 3--Significant Unobservable Inputs                  --             --
                                                ------------      ---------
   Total                                        $240,857,853      $(365,100)
                                                ============      =========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2009 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of January 31, 2009. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES          GROSS        GROSS          SHARES
                                                     OCTOBER 31, 2008   ADDITIONS   REDUCTIONS   JANUARY 31, 2009
                                                     ----------------   ---------   ----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E       3,337,854      5,895,483    9,233,337          --

                                                     INCOME
                                                     ------
Oppenheimer Institutional Money Market Fund, Cl. E   $1,931

WRITTEN OPTIONS AS OF JANUARY 31, 2009 ARE AS FOLLOWS:

                                                    NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS
DESCRIPTION                                  TYPE   CONTRACTS     PRICE       DATE      RECEIVED     VALUE
-----------                                  ----   ---------   --------   ----------   --------   ---------
Abbott Laboratories                          Call       375      $57.50      2/23/09    $ 10,111   $ (21,375)
Corning, Inc.                                Call     1,375       10.00      2/23/09      75,687     (78,375)
Fidelity National Title Group, Inc., Cl. A   Call     2,000       17.50      2/23/09     339,328     (80,000)
General Electric Co.                         Call       900       13.00      2/23/09      53,271     (43,200)
Halliburton Co.                              Call       250       25.00      2/23/09       8,825          --
Monsanto Co.                                 Call        50       90.00      2/23/09       4,700      (1,200)
Mosaic Co. (The)                             Call       100       40.00      2/23/09       7,900      (7,700)
Pfizer, Inc.                                 Call       500       20.00      2/23/09      10,600      (1,000)
PNC Financial Services Group, Inc.           Call       200       40.00      3/23/09      37,900     (36,000)
Schering-Plough Corp.                        Call       650       20.00      2/23/09      38,815      (9,750)
Siemens AG                                   Call       150       70.00      2/23/09       5,850          --
SLM Corp.                                    Call        75       10.00      2/23/09      10,463     (13,875)
Transocean Ltd.                              Call       250       65.00      2/23/09      17,680      (8,750)
Transocean Ltd.                              Call        75       70.00      2/23/09       6,300      (1,500)
Transocean Ltd.                              Call        75       55.00      3/23/09      44,025     (37,500)
United Technologies Corp.                    Call       375       50.00      2/23/09      53,250     (24,375)
United Technologies Corp.                    Call       125       55.00      2/23/09       7,687        (500)
                                                                                        --------   ---------
                                                                                        $732,392   $(365,100)
                                                                                        ========   =========


                    4 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities'


                    5 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities               $438,000
Sold securities                     466,470

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market


                    6 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended January 31, 2009 was as follows:

                                 CALL OPTIONS
                            ----------------------
                            NUMBER OF    AMOUNT OF
                            CONTRACTS    PREMIUMS
                            ---------   ----------
Options outstanding as of
   October 31, 2008            3,050    $  393,948
Options written               16,000     1,322,620
Options closed or expired    (10,425)     (907,500)
Options exercised             (1,100)      (76,676)
                             -------    ----------
Options outstanding as of
   January 31, 2009            7,525    $  732,392
                             =======    ==========

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                    7 | OPPENHEIMER EQUITY INCOME FUND, INC.

Oppenheimer Equity Income Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 352,166,446
Federal tax cost of other investments        (732,392)
                                        -------------
Total federal tax cost                  $ 351,434,054
                                        =============
Gross unrealized appreciation           $   6,220,117
Gross unrealized depreciation            (117,161,418)
                                        -------------
Net unrealized depreciation             $(110,941,301)
                                        =============


                    8 | OPPENHEIMER EQUITY INCOME FUND, INC.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Income Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 03/12/2009